Short-Term Bank Loans	12 Months Ended
Dec. 31, 2020
Short Term Borrowings [Abstract]
Short-Term Bank Loans

11.    SHORT-TERM BANK LOANS

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Short-term bank loans	60,000,000	150,000,000	22,988,506

As of December 31, 2020, the principal amount outstanding was RMB150,000,000 (USD22,988,506), bearing the interest rate of 4.60% per annum.